Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Enjoy Technology Inc [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Amortization expense	$ 25	$ 25	$ 75	$ 75	$ 100	$ 100